Investments (Amortized Cost and Fair Value of Available-for-Sale and Held-to-Maturity Securities by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		¥ 17,523,621
Due after one year through five years, amortized cost		7,032,440
Due after five years through ten years,amortized cost		2,089,699
Due after ten years, amortized cost		1,210,943
Total		27,856,703
Due in one year or less, amortized cost		0
Due after one year through five years, amortized cost		479,959
Due after five years through ten years, amortized cost		0
Due after ten years, amortized cost		407,190
Amortized cost, held-to-maturity securities	[1],[2]	887,149	¥ 862,031
Due in one year or less, fair value		17,524,254
Due after one year through five years, fair value		7,034,165
Due after five years through ten years, fair value		2,069,930
Due after ten years, fair value		1,224,686
Total		27,853,035
Due in one year or less, fair value		0
Due after one year through five years, fair value		489,514
Due after five years through ten years, fair value		0
Due after ten years, fair value		414,095
Total		903,609	875,330
Debt securities | Japanese government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		15,467,870
Due after one year through five years, amortized cost		4,393,273
Due after five years through ten years,amortized cost		1,036,583
Due after ten years, amortized cost		55,474
Total		20,953,200
Due in one year or less, amortized cost		0
Due after one year through five years, amortized cost		479,959
Due after five years through ten years, amortized cost		0
Due after ten years, amortized cost		0
Amortized cost, held-to-maturity securities	[1],[2]	479,959	479,936
Due in one year or less, fair value		15,465,941
Due after one year through five years, fair value		4,388,044
Due after five years through ten years, fair value		1,013,487
Due after ten years, fair value		53,111
Total		20,920,583
Due in one year or less, fair value		0
Due after one year through five years, fair value		489,514
Due after five years through ten years, fair value		0
Due after ten years, fair value		0
Total		489,514	493,293
Debt securities | Japanese local government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		54,960
Due after one year through five years, amortized cost		218,971
Due after five years through ten years,amortized cost		171,121
Due after ten years, amortized cost		18,621
Total		463,673
Due in one year or less, fair value		54,952
Due after one year through five years, fair value		219,223
Due after five years through ten years, fair value		170,759
Due after ten years, fair value		18,625
Total		463,559
Debt securities | U.S. Treasury bonds and federal agency securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		264,954
Due after one year through five years, amortized cost		641,545
Due after five years through ten years,amortized cost		0
Due after ten years, amortized cost		0
Total		906,499
Due in one year or less, fair value		266,327
Due after one year through five years, fair value		644,566
Due after five years through ten years, fair value		0
Due after ten years, fair value		0
Total		910,893
Debt securities | Other foreign government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		1,173,242
Due after one year through five years, amortized cost		330,497
Due after five years through ten years,amortized cost		1,014
Due after ten years, amortized cost		1,017
Total		1,505,770
Due in one year or less, fair value		1,173,773
Due after one year through five years, fair value		331,732
Due after five years through ten years, fair value		1,014
Due after ten years, fair value		1,017
Total		1,507,536
Debt securities | Agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		0
Due after one year through five years, amortized cost		0
Due after five years through ten years,amortized cost		0
Due after ten years, amortized cost		512,720
Total		512,720
Due in one year or less, amortized cost		0
Due after one year through five years, amortized cost		0
Due after five years through ten years, amortized cost		0
Due after ten years, amortized cost		407,190
Amortized cost, held-to-maturity securities	[1],[2],[3]	407,190	382,095
Due in one year or less, fair value		0
Due after one year through five years, fair value		0
Due after five years through ten years, fair value		0
Due after ten years, fair value		520,779
Total		520,779
Due in one year or less, fair value		0
Due after one year through five years, fair value		0
Due after five years through ten years, fair value		0
Due after ten years, fair value		414,095
Total	[3]	414,095	¥ 382,037
Debt securities | Residential mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		0
Due after one year through five years, amortized cost		0
Due after five years through ten years,amortized cost		0
Due after ten years, amortized cost		70,111
Total		70,111
Due in one year or less, fair value		0
Due after one year through five years, fair value		0
Due after five years through ten years, fair value		0
Due after ten years, fair value		70,684
Total		70,684
Debt securities | Commercial mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		9,188
Due after one year through five years, amortized cost		352,028
Due after five years through ten years,amortized cost		346,322
Due after ten years, amortized cost		2,400
Total		709,938
Due in one year or less, fair value		9,195
Due after one year through five years, fair value		354,284
Due after five years through ten years, fair value		350,177
Due after ten years, fair value		2,439
Total		716,095
Debt securities | Japanese corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		99,570
Due after one year through five years, amortized cost		787,829
Due after five years through ten years,amortized cost		464,781
Due after ten years, amortized cost		544,937
Total		1,897,117
Due in one year or less, fair value		99,609
Due after one year through five years, fair value		788,292
Due after five years through ten years, fair value		464,428
Due after ten years, fair value		551,751
Total		1,904,080
Debt securities | Foreign corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		453,837
Due after one year through five years, amortized cost		308,297
Due after five years through ten years,amortized cost		69,878
Due after ten years, amortized cost		5,663
Total		837,675
Due in one year or less, fair value		454,457
Due after one year through five years, fair value		308,024
Due after five years through ten years, fair value		70,065
Due after ten years, fair value		6,280
Total		¥ 838,826

[1]	Accrued interest receivables are excluded from amortized cost, of which the amount was ¥10,379 million at March 31, 2021 and included in Accrued income.
[2]	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities was ¥13,617 million at March 31, 2021.
[3]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.